Receivables - Carrying Amount of Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total	$ 12,540	$ 13,235
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total	6,916	6,224
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total	$ 5,624	$ 7,011